DEBT AND CREDIT SOURCES - Interest Expense Arising From The 2027 Convertible Notes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Debt Instrument [Line Items]
Contractual interest expense	[1]	$ 42,438	$ 30,343	$ 28,138
2027 Notes | Convertible debt
Debt Instrument [Line Items]
Amortization of debt issuance costs and debt discount		3,514	1,230	0
2027 Notes | Convertible debt | Related party
Debt Instrument [Line Items]
Contractual interest expense		$ 15,525	$ 5,822	$ 0

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).